Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Asset Retirement Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of asset retirement obligations [abstract]
Beginning balance	$ 15,971,601	$ 18,245,129
Business combination	293,548
Effect of translation	(1,339,033)	(2,020,853)
Increase of the year	1,600,197	1,062,745
Applications payments	(128,842)	(151,364)
Applications reversals	(580,727)	(1,164,056)
Ending balance	$ 15,816,744	$ 15,971,601